Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits

Note 10 – Pension and Other Postretirement Benefits

Southwest has an Employees’ Investment Plan that provides for purchases of various mutual fund investments and Company common stock by eligible Southwest employees through deduction of a percentage of base compensation, subject to IRS limitations. Southwest matches one-half of amounts deferred by employees, up to a maximum matching contribution of 3.5% of an employee’s annual compensation. Centuri has a separate plan, the cost and liability of which are not significant. The cost of the Southwest plan is listed below (in thousands):

	2015	2014	2013
Employee Investment Plan cost	$5,072	$4,816	$4,850

Southwest has a deferred compensation plan for all officers and a separate deferred compensation plan for members of the Board of Directors. The plans provide the opportunity to defer up to 100% of annual cash compensation. Southwest matches one-half of amounts deferred by officers, up to a maximum matching contribution of 3.5% of an officer’s annual base salary. Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant. Directors have an additional option to receive such payments over a five-year period. Deferred compensation earns interest at a rate determined each January. The interest rate equals 150% of Moody’s Seasoned Corporate Bond Rate Index.

Southwest has a noncontributory qualified retirement plan with defined benefits covering substantially all employees and a separate unfunded supplemental executive retirement plan (“SERP”) which is limited to officers. Southwest also provides postretirement benefits other than pensions (“PBOP”) to its qualified retirees for health care, dental, and life insurance benefits.

The Company recognizes the overfunded or underfunded positions of defined benefit postretirement plans, including pension plans, in its Consolidated Balance Sheets. Any actuarial gains and losses, prior service costs and transition assets or obligations are recognized in Accumulated other comprehensive income under Stockholders’ equity, net of tax, until they are amortized as a component of net periodic benefit cost.

The Company has established a regulatory asset for the portion of the total amounts otherwise chargeable to accumulated other comprehensive income that are expected to be recovered through rates in future periods. Changes in actuarial gains and losses and prior service costs pertaining to the regulatory asset will be recognized as an adjustment to the regulatory asset account as these amounts are amortized and recognized as components of net periodic pension costs each year.

Investment objectives and strategies for the qualified retirement plan are developed and approved by the Pension Plan Investment Committee of the Board of Directors of the Company. They are designed to enhance capital, maintain minimum liquidity required for retirement plan operations and effectively manage pension assets.

A target portfolio of investments in the qualified retirement plan is developed by the Pension Plan Investment Committee and is reevaluated periodically. Asset return assumptions are determined by evaluating performance expectations of the target portfolio. Projected benefit obligations are estimated using actuarial assumptions and Company benefit policy. A target mix of assets is then determined based on acceptable risk versus estimated returns in order to fund the benefit obligation. At December 31, 2015, the percentage ranges of the target portfolio are:

Type of Investment	Percentage Range
Equity securities	59 to 71
Debt securities	31 to 37
Other	up to 5

The Company’s pension costs for these plans are affected by the amount and timing of cash contributions to the plans, the return on plan assets, discount rates, and by employee demographics, including age, compensation, and length of service. Changes made to the provisions of the plans may also impact current and future pension costs. Actuarial formulas are used in the determination of pension costs and are affected by actual plan experience and assumptions about future experience. Key actuarial assumptions include the expected return on plan assets, the discount rate used in determining the projected benefit obligation and pension costs, and the assumed rate of increase in employee compensation. Relatively small changes in these assumptions, particularly the discount rate, may significantly affect pension costs and plan obligations for the qualified retirement plan. In determining the discount rate, the Company matches the plan’s projected cash flows to a spot-rate yield curve based on highly rated corporate bonds. Changes to the discount rate from year-to-year, if any, are generally made in increments of 25 basis points.

Due to a higher interest rate environment for high-quality fixed income investments, the Company increased the discount rate at December 31, 2015 from 2014. The methodology utilized to determine the discount rate was consistent with prior years. The weighted-average rate of compensation increase was also raised (consistent with management’s expectations overall). The asset return assumption (which impacts the following year’s expense) was lowered. The rates are presented in the table below:

	December 31, 2015	December 31, 2014
Discount rate	4.50%	4.25%
Weighted-average rate of compensation increase	3.25%	2.75%
Asset return assumption	7.25%	7.75%

Pension expense for 2016 is estimated to decrease by $6.7 million compared to 2015 notably due to the higher discount rate and lower mortality projection. Future years expense level movements (up or down) will continue to be greatly influenced by long-term interest rates, asset returns, and funding levels.

The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Consolidated Statements of Income.

	2015			2014
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$1,060,240	$41,176	$72,202	$886,714	$36,143	$58,020
Service cost	25,123	320	1,641	21,360	292	1,101
Interest cost	44,229	1,695	2,999	43,440	1,745	2,829
Plan amendments	—	—	—	—	—	6,661
Actuarial loss (gain)	(44,553)	2,322	(3,251)	144,606	5,459	4,567
Benefits paid	(40,222)	(2,793)	(959)	(35,880)	(2,463)	(976)

Benefit obligation at end of year (PBO/PBO/APBO)	1,044,817	42,720	72,632	1,060,240	41,176	72,202

Change in plan assets
Market value of plan assets at beginning of year	754,796	—	44,892	719,944	—	42,314
Actual return on plan assets	(13,694)	—	(1,034)	34,732	—	2,859
Employer contributions	36,000	2,793	—	36,000	2,463	—
Benefits paid	(40,222)	(2,793)	(274)	(35,880)	(2,463)	(281)

Market value of plan assets at end of year	736,880	—	43,584	754,796	—	44,892

Funded status at year end	$(307,937)	$(42,720)	$(29,048)	$(305,444)	$(41,176)	$(27,310)

Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	4.50%	4.50%	4.25%	4.25%	4.25%
Weighted-average rate of compensation increase	3.25%	3.25%	N/A	2.75%	2.75%	N/A

Estimated funding for the plans above during calendar year 2016 is approximately $39 million of which $36 million pertains to the retirement plan. Management monitors plan assets and liabilities and could, at its discretion, increase plan funding levels above the minimum in order to achieve a desired funded status and avoid or minimize potential benefit restrictions.

The accumulated benefit obligation for the retirement plan and the SERP is presented below (in thousands):

	December 31, 2015	December 31, 2014
Retirement plan	$922,992	$886,215
SERP	39,270	39,125

Benefits expected to be paid for the pension, PBOP, and the SERP over the next 10 years are as follows (in millions):

	2016	2017	2018	2019	2020	2021-2025
Pension	$44.0	$45.5	$47.2	$48.9	$50.5	$283.5
PBOP	3.9	4.1	4.3	4.5	4.5	21.3
SERP	2.8	2.8	2.8	2.9	2.9	14.1

No assurance can be made that actual funding and benefits paid will match these estimates.

For PBOP measurement purposes, the per capita cost of the covered health care benefits medical rate trend assumption is 7.5% declining to 4.5%. The Company makes fixed contributions for health care benefits of employees who retire after 1988, but pays all covered health care costs for employees who retired prior to 1989. The medical trend rate assumption noted above applies to the benefit obligations of pre-1989 retirees only.

Components of net periodic benefit cost

	Qualified Retirement Plan			SERP			PBOP
	2015	2014	2013	2015	2014	2013	2015	2014	2013
(Thousands of dollars)
Service cost	$25,123	$21,360	$23,056	$320	$292	$373	$1,641	$1,101	$1,220
Interest cost	44,229	43,440	37,607	1,695	1,745	1,535	2,999	2,829	2,482
Expected return on plan assets	(57,808)	(53,342)	(49,840)	—	—	—	(3,464)	(3,264)	(2,824)
Amortization of prior service cost	—	—	—	—	—	—	1,335	355	355
Amortization of net actuarial loss	32,743	22,873	32,261	1,293	783	971	345	—	945

Net periodic benefit cost	$44,287	$34,331	$43,084	$3,308	$2,820	$2,879	$2,856	$1,021	$2,178

Weighted-average assumptions (net benefit cost)
Discount rate	4.25%	5.00%	4.25%	4.25%	5.00%	4.25%	4.25%	5.00%	4.25%
Expected return on plan assets	7.75%	7.75%	8.00%	7.75%	7.75%	8.00%	7.75%	7.75%	8.00%
Weighted-average rate of compensation increase	2.75%	3.25%	2.75%	2.75%	3.25%	2.75%	N/A	N/A	N/A

Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	2015				2014				2013
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$30,519	$26,949	$2,322	$1,248	$173,646	$163,215	$5,460	$4,971	$(100,345)	$(91,115)	$(662)	$(8,568)
Amortization of prior service cost (b)	(1,335)	—	—	(1,335)	(355)	—	—	(355)	(355)	—	—	(355)
Amortization of net actuarial loss (b)	(34,381)	(32,743)	(1,293)	(345)	(23,656)	(22,872)	(784)	—	(34,177)	(32,261)	(971)	(945)
Prior service cost	—	—	—	—	6,661	—	—	6,661	—	—	—	—
Regulatory adjustment	5,646	5,214	—	432	(140,308)	(129,031)	—	(11,277)	123,630	113,762	—	9,868

Recognized in other comprehensive
(income) loss	449	(580)	1,029	—	15,988	11,312	4,676	—	(11,247)	(9,614)	(1,633)	—
Net periodic benefit costs recognized in net income	50,451	44,287	3,308	2,856	38,172	34,331	2,820	1,021	48,141	43,084	2,879	2,178

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$50,900	$43,707	$4,337	$2,856	$54,160	$45,643	$7,496	$1,021	$36,894	$33,470	$1,246	$2,178

The table above discloses the net gain or loss and prior service cost recognized in other comprehensive income, separated into (a) amounts initially recognized in other comprehensive income, and (b) amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.

See also Note 5 – Other Comprehensive Income and Accumulated Other Comprehensive Income (“AOCI”).

U.S. GAAP states that a fair value measurement should be based on the assumptions that market participants would use in pricing the asset or liability and establishes a fair value hierarchy that ranks the inputs used to measure fair value by their reliability. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities that a company has the ability to access at the measurement date.

Level 2 – inputs other than quoted prices included within Level 1 that are observable for similar assets or liabilities, either directly or indirectly.

Level 3 – unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2015 and December 31, 2014. The SERP has no assets. The FASB issued guidance in 2015, which the Company has adopted early as permitted, removing the requirement to categorize assets in the fair value hierarchy that are measured using the net asset value (“NAV”) practical expedient. See note (3) to the table below. Based on this guidance, no Level 3 assets existed (nor are reflected in the table below) at December 31, 2015 and December 31, 2014.

	December 31, 2015			December 31, 2014
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1 – Quoted prices in active markets for identical financial assets
Common stock
Agriculture	$7,021	$209	$7,230	$6,661	$198	$6,859
Capital equipment	533	16	549	2,222	66	2,288
Chemicals/materials	3,304	98	3,402	5,233	155	5,388
Consumer goods	41,035	1,221	42,256	41,731	1,238	42,969
Energy and mining	11,066	329	11,395	18,502	549	19,051
Finance/insurance	29,957	892	30,849	20,685	613	21,298
Healthcare	37,930	1,129	39,059	37,846	1,122	38,968
Information technology	29,229	870	30,099	25,881	767	26,648
Services	12,341	367	12,708	28,846	855	29,701
Telecommunications/internet/media	25,883	770	26,653	18,498	549	19,047
Other	9,043	269	9,312	10,958	325	11,283
Real estate investment trusts	5,010	149	5,159	5,713	169	5,882
Mutual funds	87,483	23,985	111,468	86,159	24,567	110,726
Government fixed income securities	33,482	996	34,478	44,694	1,325	46,019
Preferred securities	—	—	—	568	17	585
Futures contracts	(7)	—	(7)	—	—	—

Total Level 1 Assets (1)	$333,310	$31,300	$364,610	$354,197	$32,515	$386,712

Level 2 – Significant other observable inputs
Government fixed income and mortgage backed securities	$49,571	$1,475	$51,046	$48,312	$1,433	$49,745
Corporate fixed income securities
Asset-backed and mortgage-backed	23,542	701	24,243	27,071	803	27,874
Banking	20,857	621	21,478	23,289	691	23,980
Insurance	4,896	146	5,042	6,182	183	6,365
Utilities	3,826	114	3,940	4,232	126	4,358
Other	30,995	922	31,917	23,120	686	23,806
Pooled funds and mutual funds	14,808	796	15,604	11,968	984	12,952
Real estate investment trusts	1,949	58	2,007	—	—	—
State and local obligations	950	28	978	1,499	44	1,543
Preferred securities	554	17	571	—	—	—
Convertible securities	196	6	202	—	—	—

Total Level 2 assets (2)	$152,144	$4,884	$157,028	$145,673	$4,950	$150,623

Total Plan assets at fair value	$485,454	$36,184	$521,638	$499,870	$37,465	$537,335
Commingled equity funds (3)	250,511	7,455	257,966	259,235	7,687	266,922
Insurance company general account contracts (4)	3,719	—	3,719	4,003	—	4,003

Total Plan assets (5)	$739,684	$43,639	$783,323	$763,108	$45,152	$808,260

(1)

Common stock, Real Estate Investment Trusts, Mutual funds, and U.S. Government securities listed or regularly traded on a national securities exchange are valued at quoted market prices as of the last business day of the calendar year.

The Mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source, and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the balanced fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income.

(2)

The fair value of investments in debt securities with remaining maturities of one year or more is determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type.

The pooled funds and mutual funds are two collective short-term funds that invest in Treasury bills and money market funds. These funds are used as a temporary cash repository for the pension plan’s various investment managers.

(3)

The commingled equity funds include private equity funds that invest in domestic and international securities regularly traded on securities exchanges. These funds are shown in the above table at net asset value, which is the value of securities in the fund less the amount of any liabilities outstanding. Investment strategies employed by the funds include:

•	Domestic large capitalization value equities
•	International developed countries value and growth equities
•	Emerging markets equities
•	International small capitalization equities

The terms and conditions under which shares in the commingled equity funds may be redeemed vary among the funds; the notice required ranges from one day to 30 days prior to the valuation date (month end). One of the commingled equity funds requires the payment of a minimal impact fee to be applied to redemptions and subscriptions of $5 million or greater; the relative fee diminishes the greater the transaction. Other such funds may impose fees to recover direct costs incurred by the fund at redemption, but are indeterminable prior to redemption.

Early adoption of ASU No. 2015-07: As permitted the Company adopted (earlier than the required adoption date) FASB ASU No. 2015-07 “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)” as of December 31, 2015. This guidance simplifies disclosure requirements relating to investments for which fair value is measured using the NAV per share, or its equivalent. The update removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The FASB determined that including those assets in the fair value hierarchy is potentially confusing and misleading to financial statement users. The fair value of the commingled equity funds was determined using NAV as an expedient since no significant observable inputs were available (these funds are not publicly traded on an exchange). Because of the requirements of this update, the commingled equity funds are no longer included in the above fair value hierarchy table as a Level 3 fair value measurement but instead are disclosed as a reconciling item to the table. The associated Fair Value Measurement Using Significant Unobservable Inputs (Level 3) table is no longer presented due to this change, as the commingled equity funds were the only assets whose values were previously indicated to be Level 3 fair value measurements.

(4)

The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

(5)

The assets in the above table exceed the market value of plan assets shown in the funded status table by $2,859,000 (qualified retirement plan – $2,803,000, PBOP – $56,000) and $8,572,000 (qualified retirement plan – $8,312,000, PBOP – $260,000) for 2015 and 2014, respectively, which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.